Contingencies (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2019 claims	Dec. 31, 2021 USD ($) claims	Dec. 31, 2020 USD ($) claims
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		$ 20,956	$ 21,826
Social security tax
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		3,415	2,879
Estimated amount expected to be cancelled		9,500
Taxes
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		$ 9,531	$ 11,633
Taxes | MCSA
Disclosure of contingent liabilities [line items]
Number of claims | claims		122	121
Labour
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		$ 1,219	$ 968
Mining and other
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		$ 6,791	$ 6,346
Mining and other | MCSA
Disclosure of contingent liabilities [line items]
Number of claims | claims	5